other long-term liabilities (Details) - CAD ($) $ in Millions	Jun. 30, 2020	Dec. 31, 2019
other long-term liabilities
Contract liabilities	$ 70	$ 70
Other	6	7
Deferred revenues	76	77
Pension benefit liabilities	934	580
Other post-employment benefit liabilities	58	53
Restricted share unit and deferred share unit liabilities	13	42
Derivative liabilities	27	26
Investment in real estate joint ventures	11	5
Other	27	10
Subtotal	1,146	793
Deferred customer activation and connection fees	11	13
Other long-term liabilities	$ 1,157	$ 806